Cover	Jun. 15, 2022
Cover [Abstract]
Entity Registrant Name	SCANDIUM INTERNATIONAL MINING CORP.
Entity Central Index Key	0001408146
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 15, 2022
Entity File Number	000-54416
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	98-1009717
Entity Address Address Line 1	1390 Ione Pass Trail
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89523
City Area Code	775
Local Phone Number	355-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false